PruLife® SVUL Protector®
AN INDIVIDUAL, FLEXIBLE PREMIUM, SURVIVORSHIP, VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

Issued by
Pruco Life Insurance Company
With Variable Investment Options offered in connection with its
Pruco Life Variable Universal Account

Updating Summary Prospectus
May 1, 2022

This summary prospectus summarizes certain aspects of the Contract. The prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.Prudential.com/eProspectus. You can also obtain this information at no cost by calling 800-778-2255 or contacting your Pruco Life representative.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.

In compliance with U.S. law, Pruco Life delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to Contract Owners while outside of the United States.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since your Contract was issued.
The following are changes since your prospectus dated May 1, 2021:
Standard Death Benefits
•The Alliance Account has been removed as a settlement option in the Death Claims Settlement Options subsection.
Fund Availability
Fund Name Changes
•On February 14, 2022, the AST Hotchkis & Wiley Large-Cap Value Portfolio changed its name to AST Large-Cap Value Portfolio.
Fund Mergers / Fund Additions
•On February 14, 2022, the AST T. Rowe Price Large-Cap Value merged into the AST Large-Cap Value.
•On February 14, 2022, the AST BlackRock/Loomis Sayles Bond Portfolio and the AST BlackRock Low Duration Bond Portfolio merged into the AST Core Fixed Income Portfolio. As a result of the merger, the AST Core Fixed Income Portfolio was added as an available investment option.
•On October 18th, 2021, the AST Fidelity Institutional AM® Quantitative Portfolio merged into the AST T. Rowe Price Asset Allocation Portfolio.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 14 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $3.83 to $17.04 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $1,704. The charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of the prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state, and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of the prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insureds (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.16%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of the prospectus and APPENDIX A, which is part of the prospectus and included below.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of the prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of the prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the Limited No-Lapse Guarantee or Rider To Provide Lapse Protection. The Contract is in default if the Contract Fund, less any applicable surrender charges and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charges, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of the prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute Variable Investment Options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of the prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in the prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of the prospectus, for state availability and a description of material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of the prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. For more information on tax implications relating to Contract investments, please refer to the TAXES section of the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of the prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Balanced	AST Advanced Strategies Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / LSV Asset Management; Massachusetts Financial Services Company; Pacific Investment Management Company, LLC; T. Rowe Price Associates, Inc; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.; William Blair Investment Management, LLC	0.93%	13.83%	11.06%	9.87%
Asset Allocation	AST AllianzGI World Trends Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Allianz Global Investors U.S. LLC	0.97%^	11.15%	9.89%	8.14%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.; Wellington Management Company LLP.	0.86%^	12.84%	10.47%	9.49%
Asset Allocation	AST BlackRock Global Strategies Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / BlackRock Financial Management, Inc.; BlackRock International Limited	1.03%^	11.67%	7.97%	7.07%
Fixed Income	AST Core Fixed Income Portfolio (includes all assets from AST BlackRock/Loomis Sayles Bond Portfolio and AST BlackRock Low Duration Bond Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.68%^	(2.24)%	4.28%	4.10%
Fixed Income	AST Global Bond Portfolio - PGIM Investments LLC / AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP	0.84%^	(1.46)%	3.14%	N/A
Global/International	AST International Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Lazard Asset Management LLC; LSV Asset Management	1.08%^	7.64%	5.75%	5.72%
Global/International	AST J.P. Morgan International Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	0.99%	11.07%	11.32%	8.35%
Balanced	AST J.P. Morgan Tactical Preservation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	0.91%^	7.95%	7.95%	7.01%
Large-Cap Value	AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio, includes all assets from AST T. Rowe Price Large-Cap Value Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP	0.80%^	29.21%	11.42%	13.44%
Large-Cap Growth	AST Loomis Sayles Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Loomis, Sayles & Company, L.P.	0.91%^	18.36%	21.55%	17.99%
Global/International	AST MFS Global Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	1.09%^	16.85%	14.20%	12.81%
Large-Cap Growth	AST MFS Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	0.96%^	23.38%	24.25%	18.87%
Mid-Cap Growth	AST Mid-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company; Victory Capital Management Inc.	1.05%^	10.49%	18.71%	14.83%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.; Wellington Management Company LLP.	0.87%^	6.24%	7.31%	6.72%
Balanced	AST Prudential Growth Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.; PGIM Real Estate	0.87%	16.70%	9.57%	9.57%
Asset Allocation	AST T. Rowe Price Asset Allocation Portfolio (includes all assets from AST Fidelity Institutional AM® Quantitative Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc.; T. Rowe Price International Ltd.	0.87%	12.41%	10.80%	9.70%
Large-Cap Growth	AST T. Rowe Price Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc.	0.88%^	17.11%	24.63%	20.03%
Asset Allocation	AST Wellington Management Hedged Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Wellington Management Company LLP	1.02%^	12.06%	9.23%	8.79%
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Large-Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) - Capital Research and Management CompanySM	0.54%	24.10%	16.39%	15.42%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.79%	(1.49)%	9.63%	8.13%
Large Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) - Capital Research and Management CompanySM	0.52%^	27.78%	12.50%	13.75%
Large-Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management Limited	0.92%	26.68%	18.20%	15.30%
Large-Cap	Fidelity® VIP Index 500 Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and Geode Capital Management, LLC (Geode)	0.35%	28.26%	18.05%	16.15%
Large-Cap Value	^^Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Specialty	MFS® Utilities Series (Initial Class) - Massachusetts Financial Services Company	0.78%^	14.09%	11.89%	9.93%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) - Neuberger Berman Investment Advisers LLC	1.16%	23.16%	15.43%	14.11%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.77%^	18.23%	15.62%	13.06%
Mid-Cap Growth	PSF Mid-Cap Growth Portfolio (Class I) - PGIM Investments LLC / J.P. Morgan Investment Management Inc.	0.64%	10.69%	20.46%	15.56%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.	0.57%	13.38%	10.41%	9.52%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.	0.61%	17.36%	11.17%	10.91%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.32%	0.04%	0.87%	0.44%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	7.93%	7.44%	7.42%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%	20.36%	19.08%	15.32%
Large-Cap Growth	PSF PGIM Jennison Focused Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.84%	16.84%	19.45%	15.04%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.61%	16.01%	26.79%	20.34%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	27.79%	11.96%	11.69%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.42%	(0.76)%	4.98%	4.68%
Small-Cap Blend	PSF Small-Cap Value Portfolio (Class I) - PGIM Investments LLC / Goldman Sachs Asset Management, L.P.	0.96%	26.45%	8.88%	11.77%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC.	0.29%	28.28%	18.13%	16.23%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	19.31%	12.65%	11.48%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	9.62%	7.60%	6.72%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.58%	6.45%	5.76%	4.90%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	16.52%	11.31%	10.13%
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	8.57%	6.48%	5.29%
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.74%	12.59%	8.29%	6.15%
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.74%	11.06%	7.64%	6.09%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	12.82%	9.53%	8.50%
^The Fund’s annual current expense reflects temporary fee reductions.
^^Effective August 20, 2018, the Fund was closed to new and additional investment.

GLOSSARY: Definitions Of Special Terms Used In This Summary Prospectus
Basic Insurance Amount – The total amount of life insurance as shown in the Contract. Does not include any riders that may be attached to the Contract.
Contract – The variable universal life insurance Contract described in this summary prospectus and the prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund – The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract are the insureds jointly, or the survivor of them. If the Contract is owned jointly, the exercise of rights under the Contract must be made by both jointly.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.
Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of the second-to-die insured person, assuming no Contract Debt.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%. Also referred to in the Contract as the “fixed investment option.”
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
Limited No-Lapse Guarantee – Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse during the first 10 Contract Years and a Death Benefit will be paid upon the death of the surviving insured, regardless of investment experience and assuming no loans or withdrawals.
Pruco Life Insurance Company – Pruco Life, us, we, our. The company offering the Contract.
Variable Investment Options – The investment options of the Pruco Life Variable Universal Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.

To Learn More About:

PruLife® SVUL Protector®
issued by
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

We have filed with the Securities and Exchange Commission a prospectus and a statement of additional information (“SAI”) dated May 1, 2022, under the Securities Act of 1933, Registration No. 333-215544, that include additional information about the Contract, the company, and Pruco Life Variable Universal Account. The prospectus and SAI are incorporated by reference into this summary prospectus. The SEC maintains a website (www.SEC.gov) that contains the PruLife® SVUL Protector® prospectus, SAI, material incorporated by reference, and other information about us; copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-778-2255 to ask us questions, request information about the Contract, and obtain copies of the prospectus, SAI, or other documents without charge. You can also view the SAI located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us at the address above.

EDGAR Class/Contract Identifier: C000180447
Investment Company Act of 1940: Registration No. 811-05826